Property, plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, plant and equipment
Balance at the beginning period	$ 8,251	$ 7,688
Additions through business combinations	1,135
Impairment (reversal)/charge	343
Balance at the end period	9,183	8,251	$ 7,688
Cost
Property, plant and equipment
Balance at the beginning period	16,067	15,001	14,639
Capital expenditure	1,152	926	996
Disposals and other movements	(761)	(681)	(571)
Exchange adjustments	(585)	821	(63)
Balance at the end period	17,008	16,067	15,001
Depreciation, amortisation and impairment
Property, plant and equipment
Balance at the beginning period	(7,816)	(7,313)	(7,218)
Depreciation charge for the year	724	689	647
Impairment (reversal)/charge	343	13	(53)
Disposals and other movements	725	660	433
Exchange adjustments	333	(461)	66
Balance at the end period	(7,825)	(7,816)	(7,313)
Land and buildings
Property, plant and equipment
Balance at the beginning period	3,025	3,027
Additions through business combinations	542
Balance at the end period	3,500	3,025	3,027
Transfers between classes			(70)
Land and buildings | Cost
Property, plant and equipment
Balance at the beginning period	5,851	5,532	5,366
Capital expenditure	9	10	8
Transfer of assets into use	236	137	403
Disposals and other movements	(92)	(48)	(236)
Exchange adjustments	(169)	220	(9)
Balance at the end period	6,377	5,851	5,532
Land and buildings | Depreciation, amortisation and impairment
Property, plant and equipment
Balance at the beginning period	(2,826)	(2,505)	(2,504)
Depreciation charge for the year	231	227	209
Impairment (reversal)/charge	(1)	(1)	(67)
Disposals and other movements	74	42	120
Exchange adjustments	105	(137)	21
Balance at the end period	(2,877)	(2,826)	(2,505)
Freeholds
Property, plant and equipment
Balance at the beginning period	2,583	2,657
Balance at the end period	2,985	2,583	2,657
Leaseholds
Property, plant and equipment
Balance at the beginning period	442	370
Balance at the end period	515	442	370
Plant and equipment
Property, plant and equipment
Balance at the beginning period	2,748	2,575
Additions through business combinations	339
Balance at the end period	2,955	2,748	2,575
Plant and equipment | Longmont
Property, plant and equipment
Reversal of impairment			23
Plant and equipment | Boulder
Property, plant and equipment
Reversal of impairment			70
Plant and equipment | Cost
Property, plant and equipment
Balance at the beginning period	7,738	7,383	7,096
Capital expenditure	31	42	48
Transfer of assets into use	611	462	620
Disposals and other movements	(469)	(615)	(324)
Exchange adjustments	(347)	466	(57)
Balance at the end period	7,903	7,738	7,383
Plant and equipment | Depreciation, amortisation and impairment
Property, plant and equipment
Balance at the beginning period	(4,990)	(4,808)	(4,714)
Depreciation charge for the year	493	462	438
Impairment (reversal)/charge	121	2	14
Disposals and other movements	428	606	313
Exchange adjustments	228	(324)	45
Balance at the end period	(4,948)	(4,990)	(4,808)
Assets in course of construction
Property, plant and equipment
Balance at the beginning period	2,478	2,086
Additions through business combinations	254
Balance at the end period	2,728	2,478	2,086
Assets in course of construction | Cost
Property, plant and equipment
Balance at the beginning period	2,478	2,086	2,177
Capital expenditure	1,112	874	940
Transfer of assets into use	(847)	(599)	(1,023)
Disposals and other movements	(200)	(18)	(11)
Exchange adjustments	(69)	135	3
Balance at the end period	2,728	2,478	2,086
Assets in course of construction | Depreciation, amortisation and impairment
Property, plant and equipment
Impairment (reversal)/charge	223	12
Disposals and other movements	$ 223	$ 12
Assets held for sale
Property, plant and equipment
Transfers between classes			$ 70